Fair Value Measurements - Summary of change in the fair value of the derivative liabilities (Details) - Fair Value, Inputs, Level 3 [Member] - Kensington Capital Acquisition Corp I V [Member] - USD ($)
	3 Months Ended
	Jun. 30, 2022	Mar. 31, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	$ 15,600,000	$ 0
Issuance of Class 1 Warrants and Private Warrants - Level 3		15,990,000
Transfer of Class 1 Warrants to Level 1	(9,200,000)
Change in fair value of derivative warrant liabilities	(1,760,000)	(390,000)
Ending balance	$ 4,640,000	$ 15,600,000